Net financial result (Details) - Schedule of net financial result - BRL (R$) R$ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial revenues
Total financial revenues	R$ 343	R$ 394	R$ 188	R$ 343
Financial expenses
Total financial expenses	(786)	(1,909)	(918)
Total net financial result	(443)	(1,515)	(730)
Cash and cash equivalents interest [Member]
Financial revenues
Total financial revenues	39	152	87
Monetary correction (assets) [Member]
Financial revenues
Total financial revenues	299	227	93
Other financial revenues [Member]
Financial revenues
Total financial revenues	5	15	8
Cost of debt [Member]
Financial expenses
Total financial expenses	(474)	(896)	(543)
Cost and discount of receivables [Member]
Financial expenses
Total financial expenses	(31)	(97)	(51)
Monetary correction (liabilities) [Member]
Financial expenses
Total financial expenses	(11)	(401)	(13)
Interest on leasing liabilities [Member]
Financial expenses
Total financial expenses	(219)	(509)	(292)
Other financial expenses [Member]
Financial expenses
Total financial expenses	R$ (51)	R$ (6)	R$ (19)